LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Borrowings for UHE Simplicio, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 214,614
Borrowings For Miscellaneous AmGT, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	194,654
Borrowings For Investment Plan 2012 - 2014, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	84,956
Borrowings For Eolicas Casa Nova II e III, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	109,681
Borrowings For UHE Maua, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	60,806
Borrowings For UHE Passo De Sao Joao, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	26,919
Santo Antnio Energia S.A. | Borrowings For UHE Santo Antonio, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	5,530,369
Santo Antnio Energia S.A. | Borrowings For UHE Santo Antonio, Guaranteed By Eletrobras, Three
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	381,321
Teles Pires Participaes | Issuance Of Commercial Paper, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,487,392
Furnas | Issuance Of Commercial Paper, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,954,411
Furnas | Borrowings For Support To Working Capital Structure 4, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	722,178
Furnas | Borrowings For Support To Working Capital Structure 5, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	583,964
Belo Monte Transmissora de Energia SPE S.A | Borrowings Of Subsidiaries, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,042,876
Belo Monte Transmissora de Energia SPE S.A | Issuance Of Debentures, Settlement Of BNDES Contracts, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	262,477
CGT Eletrosul | Issuance Of Commercial Paper, Guaranteed By Eletrobras, Four
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	520,660
CGT Eletrosul | Issuance Of Commercial Paper, Guaranteed By Eletrobras, Five
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	503,440
CGT Eletrosul | Borrowings For UHE Teles Pires, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	501,169
CGT Eletrosul | Borrowings For UHE Santo Antonio, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	521,184
CGT Eletrosul | Issuance Of Debentures, Settlement Of BNDES Contracts, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	333,693
CGT Eletrosul | Issuance Of Debentures, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	260,577
CGT Eletrosul | Release Wind Complex - Environment II
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	228,262
Chesf | Borrowings For UHE Teles Pires, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	4,896,860
Chesf | Borrowings For Projetos Corporativos de Transmisso, Guaranteed By Eletrobras, Three
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	79,302
Chesf | Issuance Of Debentures, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,954,411
Chesf | Borrowings For Support To Working Capital Structure 4, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	1,020,701
Chesf | Borrowings For Corporate Projects, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	135,719
Chesf | Borrowings For Support To Working Capital Structure 3, Guaranteed By Eletrobra
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	123,221
Chesf | Borrowings For Corporate Transmission Projects, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	200,555
Chesf | Borrowings For Corporate Transmission Projects, Guaranteed By Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	102,273
Chesf | Borrowings Of Subsidiaries, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	29,698
Linha Verde Transmissora de Energia S.A. | Borrowings Of Subsidiaries, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	114,317
Linha Verde Transmissora de Energia S.A. | Borrowings For Support To Working Capital Structure 3, Guaranteed By Eletrobra
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	121,066
Transmissora Delmiro Gouveia | Borrowings Of Subsidiaries, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	40,429
Transmissora Delmiro Gouveia | Borrowings For Corporate Transmission Projects, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	85,236
RS Energia | Borrowings For UHE Batalha, Guaranteed By Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	8,031
RS Energia | Borrowings For Corporate Projects, Guaranteed By Eletrobras, Two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	4,542
Guarantees of controlled companies
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 24,441,964